CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME/(LOSS) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME/(LOSS)
Net income/(loss)	$ 101,094	$ (360,386)	$ (167,041)
Other comprehensive (loss)/income
Foreign currency translation (loss)/gain	(6,592)	(8,469)	2,964
Total comprehensive income/(loss)	94,502	(368,855)	(164,077)
Less: Comprehensive loss/(income) attributable to non-controlling interests	39	545	(28,029)
Total comprehensive income/(loss) attributable to the Company	$ 94,541	$ (368,310)	$ (192,106)